INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES

6. INVESTMENTS IN CONSOLIDATED SUBSIDIARIES

Shenzhen Shuzhi Technology Co., Ltd. (“Shuzhi”)

On December 16, 2024, Shanghai IT and Shenzhen Jituo Interactive Technology Co., Ltd. (“Shenzhen Jituo”) entered into a Cooperation Framework Agreement, and The9 and Shenzhen Jituo entered into a Share Purchase Agreement (the “Original SPA”). On December 18, 2024, Shanghai IT and Shenzhen Jituo executed the Joint Venture Agreement, pursuant to which Shanghai IT and Shenzhen Jituo co-founded Shuzhi, with Shanghai IT holding a 51% equity interest and Shenzhen Jituo holding a 49% equity interest as founding shareholders. Shanghai IT obtained control through its contractual right to appoint two of three board members. The9 consolidates Shuzhi beginning December 18, 2024 as a subsidiary of Shanghai IT. Shuzhi was formed on December 18, 2024 as a shell entity with no assets, liabilities, or expenses through December 31, 2024. No intangible assets, software, or license rights were contributed at any time.

Phase 1 — Share-Based Compensation (Original SPA)

Under the Original SPA, The9 agreed to issue restricted Class A ordinary shares to Shenzhen Jituo, through its designated recipient Bough Tech Inc., as consideration for Shenzhen Jituo’s resources contribution to Shuzhi, comprising precision advertising services, AI-based marketing, operation teams, and software and hardware platforms. This arrangement constitutes share-based compensation to a non-employee.

The grant date of the Original SPA arrangement was December 16, 2024. On March 26, 2025, The9 issued 28,110,000 Class A restricted ordinary shares to Bough Tech Inc. as Batch 1 under the Original SPA, with a grant date fair value of RMB 9.8 million. At issuance, the full amount was recorded as deferred stock-based compensation within equity, with no income statement impact. Original SPA Batches 2 and 3, representing aggregate consideration of up to RMB 36.8 million, were contingent on net profit after tax targets and were never probable of being met; no amounts were recognized.

Effective July 21, 2025, all original agreements were terminated and Shenzhen Jituo agreed to transfer its remaining 49% interest in Shuzhi to Shanghai IT. Upon termination, stock-based compensation expense of RMB 3.5 million was recognized for the 9,946,200 Class A shares released and retained by Bough Tech Inc., representing 35.38% of the grant date fair value of RMB 9.8 million. The deferred stock-based compensation attributable to the 18,163,800 cancelled shares, amounting to RMB 6.3 million, was reversed with no expense recognized.

Phase 2 — Acquisition of Noncontrolling Interest (New SPA)

On July 22, 2025, The9 and Shenzhen Jituo entered into a new Share Purchase Agreement (the “New SPA”), under which Shanghai IT acquired the remaining 49% noncontrolling interest from Shenzhen Jituo. Because Shanghai IT had controlled and consolidated Shuzhi since December 18, 2024, this transaction did not result in a change of control and has been accounted for as an equity transaction. The noncontrolling interest was derecognized at its carrying value of RMB 0.44 million, and the excess of the RMB 15.0 million consideration transferred over the carrying value, amounting to approximately RMB 14.56 million, was recorded as a reduction to additional paid-in capital. No goodwill was recognized.

As Batch 1 consideration under the New SPA, The9 issued 66,356,400 Class A ordinary shares to Bough Tech Inc. on December 31, 2025, valued at RMB 15.0 million.

Contingent Consideration — New SPA

Contingent consideration under the New SPA consists of share and cash components tied to two operational year targets. Batch 2 shares valued at RMB 15.0 million and a cash installment of RMB 15.0 million are contingent on Shuzhi achieving net profit after tax of at least RMB 20 million for the First Operational Year ending June 30, 2026. Batch 3 shares valued at RMB 15.0 million and a cash installment of RMB 15.0 million are contingent on Shuzhi achieving net profit after tax of at least RMB 20 million for the Second Operational Year ending June 30, 2027. As of December 31, 2025, none of these conditions were probable of being met and no amounts have been recognized. Contingent cash installments, if and when recognized, will be recorded as a reduction of additional paid-in capital with no income statement impact. Under Section 5.12 of the New SPA, if the net profit after tax target of RMB 20 million is not achieved within the maximum five-year operational period ending June 30, 2030, all remaining unreleased New SPA shares will be forfeited and cancelled without consideration. Management has assessed that the First Operational Year target is not expected to be met; accordingly, no Batch 1 shares will be released from lock-up, no Batch 2 shares will be issued, and the First Cash Installment will not be payable for the First Operational Year, and these are disclosed as non-adjusting subsequent events.

Shanghai Zhongxinshun Network Technology Co., Ltd. (“Zhongxinshun”)

On September 20, 2025, Shanghai IT and Shanghai Zhong Shun Heng Xin Network Science and Technology Co., Ltd. (“Shanghai ZSHX”) entered into a Cooperation Framework Agreement, and The9 and Shanghai ZSHX entered into a Share Purchase Agreement. On September 22, 2025, Shanghai IT and Shanghai ZSHX executed the Joint Venture Agreement (the “JVA”), pursuant to which Shanghai IT acquired a 51% equity interest in Zhongxinshun and obtained control through its contractual right to appoint three of five board members. The9 consolidates Zhongxinshun beginning September 22, 2025 as a subsidiary of Shanghai IT.

Zhongxinshun was incorporated in January 2025 and had no operations, employees, or revenues prior to the JVA execution date. Shanghai ZSHX authorized the use of software, copyrights, licenses, and license-use rights to Zhongxinshun at zero consideration, including exclusive operation rights for the mobile game Ultraman: Heroes of Dimension and partial authorization rights for Honor All-Stars Glory. The rights received did not constitute a business and did not give rise to identifiable intangible assets. Accordingly, the transaction has been accounted for as an asset acquisition at zero cost basis, no goodwill has been recognized, and no investment basis was recorded at the acquisition date.

Share Consideration

Pursuant to the Share Purchase Agreement, The9 is obligated to issue ordinary shares to Shanghai ZSHX in up to four batches as acquisition consideration. The Batch 1 issuance, 18,579,000 Class A ordinary shares that valued at RMB 4.6 million based on the fair value of The9’s ordinary shares on September 20, 2025, the date of the Share Purchase Agreement, was recorded on September 22, 2025 as shares to be issued within additional paid-in capital, pending formation of the designated BVI holding entity. Under Section 5.11 of the Share Purchase Agreement, if Zhongxinshun does not achieve the Year 1 Operational Data Target for the twelve-month period ending September 30, 2026, the Batch 1 shares issued but not released from lock-up shall be forfeited to The9 and cancelled without consideration. Management has assessed that it is probable the Year 1 target will not be met; accordingly, the expected cancellation of the Batch 1 shares is disclosed as a non-adjusting subsequent event. Batches 2 through 4, representing aggregate consideration of up to RMB 41.3 million, are contingent on Zhongxinshun achieving specified net profit after tax milestones and have not been recognized.

Contingent Cash Earn-Outs

Shanghai IT is obligated to pay Shanghai ZSHX contingent cash earn-outs of up to RMB 68.9 million in three installments, each contingent on Zhongxinshun achieving net profit after tax of RMB 50 million for the annual periods ending September 30, 2026, 2027, and 2028, respectively. As of December 31, 2025, none of these conditions were probable of being met and no liability has been recognized.